Future Policy Benefits and Claims (Tables)	12 Months Ended
Dec. 31, 2023
Future Policy Benefits and Claims
Disaggregated Future Policy Benefits and Claims amounts and reconciliation (Table)

	December 31, 2023	December 31, 2022

	(in millions)
Liability for future policy benefits by segment (1):
Retirement and Income Solutions:
Pension risk transfer	$23,855.8	$21,211.4
Individual fixed income annuities	4,914.1	5,019.4
Total Retirement and Income Solutions	28,769.9	26,230.8
Benefits and Protection:
Specialty Benefits:
Individual disability	1,898.4	1,698.8
Life Insurance:
Term life	1,085.9	909.0
Total Benefits and Protection	2,984.3	2,607.8
Corporate:
Long-term care insurance	166.7	183.5
Total liability for future policy benefits	31,920.9	29,022.1

Additional liability for certain benefit features by segment (2):
Benefits and Protection – Life Insurance:
Universal life	5,326.5	4,095.2
Total additional liability for certain benefit features	5,326.5	4,095.2

Reconciling items:
Participating contracts	3,060.5	3,207.2
Short-duration contracts	1,283.4	1,295.6
Cost of reinsurance liability	673.3	479.8
Reinsurance recoverable liability	45.2	39.4
Other (3)	178.2	140.1
Future policy benefits and claims per consolidated statements of financial position	$42,488.0	$38,279.4
(1)	Amounts include the deferred profit liability.
(2)	Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)	Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

Retirement and Income Solutions

	For the year ended December 31, 2021
	Pension	Individual
	risk	fixed income
	transfer	annuities

	(in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$25,863.7	$7,145.8
Effect of changes in discount rate assumptions at beginning of period	(4,827.9)	(1,213.5)
Balance at beginning of period at original discount rate	21,035.8	5,932.3
Effect of actual variances from expected experience	(2.4)	(1.3)
Adjusted beginning of period balance at original discount rate	21,033.4	5,931.0
Interest accrual	916.7	240.5
Benefit payments	(1,772.5)	(532.0)
Issuances	1,801.7	82.9
Balance at end of period at original discount rate	21,979.3	5,722.4
Effect of changes in discount rate assumptions at end of period	3,386.5	812.6
Future policy benefits	$25,365.8	$6,535.0

Benefits and Protection and Corporate

	For the year ended December 31, 2021
	Benefits and Protection		Corporate
	Specialty	Life
	Benefits	Insurance
	Individual		Long-term
	disability	Term life	care insurance

	(in millions)
Present value of expected net premiums
Balance at beginning of period	$3,148.3	$3,799.0	$66.7
Effect of changes in discount rate assumptions at beginning of period	(340.7)	(861.1)	(17.6)
Balance at beginning of period at original discount rate	2,807.6	2,937.9	49.1
Effect of changes in cash flow assumptions	—	—	2.8
Effect of actual variances from expected experience	122.0	211.4	(0.8)
Adjusted beginning of period balance at original discount rate	2,929.6	3,149.3	51.1
Interest accrual	95.4	151.1	2.9
Net premiums collected	(280.4)	(315.0)	(5.2)
Issuances	206.4	518.2	—
Balance at end of period at original discount rate	2,951.0	3,503.6	48.8
Effect of changes in discount rate assumptions at end of period	198.9	690.1	14.0
Balance at end of period	$3,149.9	$4,193.7	$62.8

Present value of expected future policy benefit payments
Balance at beginning of period	$5,649.2	$4,959.3	$324.3
Effect of changes in discount rate assumptions at beginning of period	(834.1)	(1,179.9)	(111.1)
Balance at beginning of period at original discount rate	4,815.1	3,779.4	213.2
Effect of changes in cash flow assumptions	—	—	0.5
Effect of actual variances from expected experience	118.8	216.0	(4.6)
Adjusted beginning of period balance at original discount rate	4,933.9	3,995.4	209.1
Interest accrual	181.0	194.3	12.4
Benefit payments	(179.7)	(335.7)	(13.5)
Issuances	212.1	543.4	—
Balance at end of period at original discount rate	5,147.3	4,397.4	208.0
Effect of changes in discount rate assumptions at end of period	501.0	913.9	89.5
Balance at end of period	$5,648.3	$5,311.3	$297.5

Future policy benefits (1)	$2,498.4	$1,117.6	$234.7
Reinsurance impact	(549.9)	(0.1)	(234.7)
Future policy benefits after reinsurance	$1,948.5	$1,117.5	$—
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.

Schedule of Liability for Unpaid Claims (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Balance at beginning of year	$1,395.0	$1,370.9	$1,686.0
Less: reinsurance recoverable	68.6	68.7	436.9
Net balance at beginning of year	1,326.4	1,302.2	1,249.1
Incurred:
Current year	1,650.4	1,581.8	1,505.1
Prior years	(95.4)	(44.4)	(35.4)
Total incurred	1,555.0	1,537.4	1,469.7
Payments:
Current year	1,189.2	1,138.0	1,067.8
Prior years	354.1	375.2	348.8
Total payments	1,543.3	1,513.2	1,416.6
Net balance at end of year	1,338.1	1,326.4	1,302.2
Plus: reinsurance recoverable	67.8	68.6	68.7
Balance at end of year	$1,405.9	$1,395.0	$1,370.9

Reconciliation of unpaid claims to liability for unpaid claims (Table)

	December 31, 2023
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group Life	Accident, Hospital
	Waiver	Indemnity and PFML	Group Life	Consolidated

	(in millions)
Net outstanding liabilities for unpaid claims	$1,237.9	$79.1	$84.5	$1,401.5

Reconciling items:
Reinsurance recoverable on unpaid claims	39.2	—	0.1	39.3
Impact of discounting	(215.0)	—	—	(215.0)
Loss adjustment expense liability	20.5	4.6	12.5	37.6
Liability for unpaid claims - short-duration contracts	$1,082.6	$83.7	$97.1	1,263.4
Insurance contracts other than short-duration				142.5
Liability for unpaid claims				$1,405.9

Claim Duration and Payout (Table)

	December 31, 2023 (1)
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group Life	Accident, Hospital
Year	Waiver	Indemnity and PFML	Group Life
1	8.1%	92.1%	78.9%
2	25.0	7.9	18.8
3	15.4	—	—
4	8.2	—	—
5	5.8	—	—
6	5.2	—	—
7	4.5	—	—
8	3.5	—	—
9	3.0	—	—
10	2.6	—	—
(1)	Unaudited.

Discounting (Table)

				Dental, Vision, STD,
				Critical Illness,
	LTD and Group Life			Accident, Hospital
	Waiver			Indemnity and PFML			Group Life

	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2023	$—		1,082.6	$—		83.7	$—		97.1
December 31, 2022	—		1,076.2	—		79.7	—		73.6
Range of discount rates
December 31, 2023	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2022	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2023	$—		215.0	$—		—	$—		—
December 31, 2022	—		209.4	—		—	—		—
Interest accretion
For the year ended:
December 31, 2023	$—		34.7	$—		—	$—		—
December 31, 2022	—		33.0	—		—	—		—
December 31, 2021	—		33.8	—		—	—		—

Summary of gross premiums or assessments and interest accretion recognized by segment (Table)

	Gross premiums or assessments (1)			Interest accretion (2)
	For the year ended			For the year ended
	December 31,			December 31,
	2023	2022	2021	2023	2022	2021

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$2,905.9	$1,941.0	$1,800.1	$1,008.6	$935.7	$916.7
Individual fixed income annuities	42.5	30.1	83.5	219.1	229.7	240.5
Total Retirement and Income Solutions	2,948.4	1,971.1	1,883.6	1,227.7	1,165.4	1,157.2
Benefits and Protection:
Specialty Benefits:
Individual disability	624.6	601.0	574.1	94.5	90.2	85.6
Life Insurance:
Universal life	681.8	577.7	621.0	209.2	171.2	158.3
Term life	649.1	630.5	619.4	48.2	43.9	43.2
Total Benefits and Protection	1,955.5	1,809.2	1,814.5	351.9	305.3	287.1
Corporate:
Long-term care insurance	5.1	5.2	5.2	9.6	9.8	9.5
Total per consolidated statements of operations	$4,909.0	$3,785.5	$3,703.3	$1,589.2	$1,480.5	$1,453.8
(1)

Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.

(2)	Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

Summary of balances and the changes in the present value for expected future policy benefits (Table)

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,341.8	$3,423.2	$3,149.9	$4,193.7
Effect of changes in discount rate assumptions at beginning of period	395.2	196.0	(198.9)	(690.1)
Balance at beginning of period at original discount rate	2,737.0	3,619.2	2,951.0	3,503.6
Effect of changes in cash flow assumptions	(37.6)	143.5	(413.1)	—
Effect of actual variances from expected experience	244.3	103.3	235.9	128.6
Adjusted beginning of period balance at original discount rate	2,943.7	3,866.0	2,773.8	3,632.2
Interest accrual	95.6	171.9	95.2	162.9
Net premiums collected	(273.4)	(359.8)	(276.5)	(346.6)
Issuances	100.1	215.7	144.5	170.7
Balance at end of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in discount rate assumptions at end of period	(313.7)	(100.1)	(395.2)	(196.0)
Balance at end of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2

Present value of expected future policy benefit payments
Balance at beginning of period	$4,040.6	$4,332.2	$5,648.3	$5,311.3
Effect of changes in discount rate assumptions at beginning of period	1,021.4	251.6	(501.0)	(913.9)
Balance at beginning of period at original discount rate	5,062.0	4,583.8	5,147.3	4,397.4
Effect of changes in cash flow assumptions	(51.5)	181.8	(476.3)	—
Effect of actual variances from expected experience	260.8	116.8	240.0	139.0
Adjusted beginning of period balance at original discount rate	5,271.3	4,882.4	4,911.0	4,536.4
Interest accrual	190.1	220.1	185.4	206.8
Benefit payments	(210.0)	(330.4)	(183.7)	(340.6)
Issuances	102.8	232.0	149.3	181.2
Balance at end of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in discount rate assumptions at end of period	(903.5)	(124.5)	(1,021.4)	(251.6)
Balance at end of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2

Future policy benefits (1)	$1,898.4	$1,085.9	$1,698.8	$909.0
Reinsurance impact	(421.6)	(214.3)	(386.8)	25.6
Future policy benefits after reinsurance	$1,476.8	$871.6	$1,312.0	$934.6

Weighted-average duration for future policy benefits (years) (2)	18.4	9.4	18.5	9.6
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Summary of balances and the changes in the additional liability for certain benefits features (Table)

Benefits and Protection

The balances and changes in the additional liability for certain benefits features for 2021 for Life Insurance – Universal life were as follows:

For the year ended,
December 31, 2021
(in millions)
Balance at beginning of period	$3,463.9
Effect of changes in cash flow assumptions	(11.1)
Effect of actual variances from expected experience	18.1
Interest accrual	158.3
Net assessments collected	324.7
Benefit payments	(83.1)
Other (1)	(56.6)
Balance at end of period	$3,814.2
(1)	Reflects model refinements accounted for as a change in accounting estimate.

Summary of amounts of expected undiscounted future benefit payments, expected undiscounted future gross premiums and expected discounted future gross premiums (Table)

	December 31, 2023	December 31, 2022

	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$36,325.5	$33,691.4

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,292.0	$7,716.6

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,456.4	$5,140.9
Expected undiscounted future gross premiums	$8,264.8	$7,978.7
Expected undiscounted future benefit payments	$8,981.2	$8,473.9

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,385.1	$6,104.6
Expected undiscounted future gross premiums	$10,287.2	$10,146.3
Expected undiscounted future benefit payments	$7,832.3	$7,202.5

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$42.8	$64.6
Expected undiscounted future gross premiums	$60.3	$96.5
Expected undiscounted future benefit payments	$371.0	$483.4

Summary of weighted-average rates of interest accretion and current discount (Table)

	Interest accretion rate		Current discount rate
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Retirement and Income Solutions:
Pension risk transfer	4.52%	4.38%	4.99%	5.31%
Individual fixed income annuities	4.22%	4.22%	4.97%	5.30%
Benefits and Protection:
Specialty Benefits:
Individual disability	3.96%	4.03%	5.05%	5.36%
Life Insurance:
Universal life	4.75%	4.73%	See note (1)	See note (1)
Term life	4.83%	4.89%	4.90%	5.22%
Corporate:
Long-term care insurance	6.16%	6.16%	5.01%	5.34%
(1)

The additional liability for certain benefit features for Life Insurance – Universal life is measured using the discount rate at contract inception. Therefore, the current discount rate is not applicable for this product.

Long-Term Disability/Group Life Waiver
Future Policy Benefits and Claims
Claims Development (Table)

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims

	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	2023	2023

	($ in millions)
Incurral
year
2014	$242.2	$231.4	$214.4	$218.1	$206.2	$201.9	$202.0	$199.3	$199.8	$200.7	$0.1	7,610
2015		231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	208.3	0.1	7,184
2016			229.8	228.4	219.4	219.5	214.4	218.7	221.9	219.0	0.1	6,171
2017				238.4	239.7	243.1	245.8	245.2	246.5	248.9	0.1	6,091
2018					239.4	245.1	239.2	239.8	235.3	238.0	0.1	5,782
2019						255.2	248.4	240.4	240.2	238.6	0.1	5,961
2020							252.1	231.0	221.1	217.7	5.8	5,939
2021								259.7	244.5	221.6	8.5	5,571
2022									274.3	240.5	4.1	5,572
2023										267.4	111.8	3,353
Total net incurred claims										$2,300.7

	Net cumulative paid claims (1)
	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023

	(in millions)
Incurral
year
2014	$16.1	$66.0	$96.3	$111.8	$122.3	$132.4	$140.8	$147.2	$153.3	$158.5
2015		16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0	160.3
2016			16.2	70.6	105.6	124.9	136.8	147.2	157.1	165.3
2017				17.8	76.5	115.0	135.9	151.7	165.4	176.8
2018					20.1	79.9	115.7	135.7	150.3	163.3
2019						19.2	79.7	117.5	136.4	150.6
2020							20.6	78.8	113.1	130.0
2021								19.8	79.0	113.2
2022									19.6	76.6
2023										20.0
Total net paid claims										1,314.6
All outstanding liabilities for unpaid claims prior to 2014 net of reinsurance										251.8
Total outstanding liabilities for unpaid claims net of reinsurance										$1,237.9
(1)	2014-2022 unaudited.

Dental/Vision/Short-Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML [Member]
Future Policy Benefits and Claims
Claims Development (Table)

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims

	December 31,
	2022	2023	2023	2023

	($ in millions)
Incurral year
2022	$924.4	$910.6	$—	4,317,802
2023	—	1,032.3	57.1	4,566,920
Total net incurred claims	—	$1,942.9	—	—

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023

	(in millions)
Incurral year
2022	$845.5	$909.8
2023	—	954.0
Total net paid claims	—	1,863.8
All outstanding liabilities for unpaid claims prior to 2022 net of reinsurance	—	—
Total outstanding liabilities for unpaid claims net of reinsurance	—	$79.1
(1)	2022 unaudited.

Group Life
Future Policy Benefits and Claims
Claims Development (Table)

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims

	December 31,
	2022	2023	2023	2023

	($ in millions)
Incurral year
2022	$279.3	$284.2	$1.1	6,168
2023	—	284.8	33.3	5,064
Total net incurred claims	—	$569.0	—	—

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023

	(in millions)
Incurral year
2022	$218.3	$277.5
2023	—	215.1
Total net paid claims	—	492.6
All outstanding liabilities for unpaid claims prior to 2022 net of reinsurance	—	8.1
Total outstanding liabilities for unpaid claims net of reinsurance	—	$84.5
(1)	2022 unaudited.

Retirement and Income Solutions
Future Policy Benefits and Claims
Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$21,211.4	$5,019.4	$25,365.8	$6,535.0
Effect of changes in discount rate assumptions at beginning of period	1,799.6	439.0	(3,386.5)	(812.6)
Balance at beginning of period at original discount rate	23,011.0	5,458.4	21,979.3	5,722.4
Effect of changes in cash flow assumptions	(53.4)	(1.3)	(7.9)	(3.0)
Effect of actual variances from expected experience	(14.6)	(0.1)	(3.2)	—
Adjusted beginning of period balance at original discount rate	22,943.0	5,457.0	21,968.2	5,719.4
Interest accrual	1,008.6	219.1	935.7	229.7
Benefit payments	(1,981.4)	(507.3)	(1,841.7)	(520.4)
Issuances	2,921.7	42.0	1,948.8	29.7
Balance at end of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in discount rate assumptions at end of period	(1,036.1)	(296.7)	(1,799.6)	(439.0)
Future policy benefits	23,855.8	4,914.1	21,211.4	5,019.4
Reinsurance impact	(3,540.8)	(4,869.1)	—	(5,002.7)
Future policy benefits after reinsurance	$20,315.0	$45.0	$21,211.4	$16.7

Weighted-average duration for future policy benefits (years) (1)	8.5	7.9	8.5	7.9
(1)	Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

Benefits and Protection
Future Policy Benefits and Claims
Summary of balances and the changes in the additional liability for certain benefits features (Table)

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$4,095.2	$3,814.2
Effect of changes in cash flow assumptions	725.4	(6.0)
Effect of actual variances from expected experience	45.2	54.9
Interest accrual	209.2	171.2
Net assessments collected	378.1	320.3
Benefit payments	(126.6)	(91.9)
Other (1)	—	(167.5)
Balance at end of period	5,326.5	4,095.2
Reinsurance impact	(5,306.2)	(4,091.4)
Balance at end of period after reinsurance	$20.3	$3.8

Weighted-average duration for additional liability (years) (2)	26.2	27.6
(1)	Reflects the impact of re-cohorting in 2022 as a result of our decision to manage the ULSG business separately from our other UL business following the Strategic Review.
(2)	Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

Corporate
Future Policy Benefits and Claims
Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$64.6	$62.8
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)
Balance at beginning of period at original discount rate	61.0	48.8
Effect of changes in cash flow assumptions	(13.3)	10.0
Effect of actual variances from expected experience	(5.7)	4.1
Adjusted beginning of period balance at original discount rate	42.0	62.9
Interest accrual	2.9	3.3
Net premiums collected	(5.1)	(5.2)
Balance at end of period at original discount rate	39.8	61.0
Effect of changes in discount rate assumptions at end of period	3.0	3.6
Balance at end of period	$42.8	$64.6

Present value of expected future policy benefit payments
Balance at beginning of period	$248.1	$297.5
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)
Balance at beginning of period at original discount rate	229.2	208.0
Effect of changes in cash flow assumptions	(40.5)	17.2
Effect of actual variances from expected experience	2.5	3.7
Adjusted beginning of period balance at original discount rate	191.2	228.9
Interest accrual	12.5	13.1
Benefit payments	(14.2)	(12.8)
Balance at end of period at original discount rate	189.5	229.2
Effect of changes in discount rate assumptions at end of period	20.0	18.9
Balance at end of period	$209.5	$248.1

Future policy benefits (1)	$166.7	$183.5
Reinsurance impact	(166.7)	(183.5)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years) (2)	10.4	11.8
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.